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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2005
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                May 12, 2005
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                 March 31, 2005

                                                                                                           Voting Authority
                                Title                                                                    ---------------------
                                 of                     Value    Shares/   Sh/  Put/  Invstmt   Other
        Name of Issuer          class       CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole    Shared  None
------------------------------  -----     ---------    --------  --------  ---  ----  -------  --------  -------  ------  ----
American Express Company         COM      025816109         262      5100  SH         Sole                  5100
Autozone Inc.                    COM      053332102       79166    923757  SH         Sole                923757
Berkshire Hathaway Class A       COM      084670108       25317       291  SH         Sole                   291
Berkshire Hathaway Class B       COM      084670207       36814     12890  SH         Sole                 12890
Dover Corp.                      COM      260003108        6688    176987  SH         Sole                176987
ExxonMobil Corporation           COM      30231G102         216      3630  SH         Sole                  3630
Fairfax Financial Hldgs LTD      COM      303901102       32765    219162  SH         Sole                219162
Federal Home Loan Mortgage Cor   COM      313400301         818     12936  SH         Sole                 12936
First Data Corp                  COM      319963104         292      7416  SH         Sole                  7416
Gannett Inc.                     COM      364730101       13263    167713  SH         Sole                167713
General Electric Company         COM      369604103        1259     34910  SH         Sole                 34910
Heineken Holdings NV Shs A       COM      N39338152         734     23703  SH         Sole                 23703
HomeFed Corp                     COM      43739D307        1650     31129  SH         Sole                 31129
Johnson & Johnson                COM      478160104        9670    143984  SH         Sole                143984
Leucadia National Corporation    COM      527288104       28735    836528  SH         Sole                836528
Lindt & Sprungli AG Part Cert    COM                        504       340  SH         Sole                   340
Marsh & McLennan                 COM      571748102       21288    699796  SH         Sole                699796
Martin Marietta Materials        COM      573284106       92860   1660581  SH         Sole               1660581
Mercantile Bankshares Corp.      COM      587405101         279      5491  SH         Sole                  5491
Merck & Co., Inc.                COM      589331107         700     21612  SH         Sole                 21612
Mohawk Industries                COM      608190104       23117    274228  SH         Sole                274228
Montpelier Re Holdings Ltd       COM      G62185106       35910   1021621  SH         Sole               1021621
Nestle ADR (Regular Shares)      COM      641069406         916     13392  SH         Sole                 13392
Nike Inc Cl B                    COM      654106103         378      4540  SH         Sole                  4540
Odyssey Re Holdings              COM      67612W108       96901   3869864  SH         Sole               3869864
PepsiCo, Inc.                    COM      713448108         558     10515  SH         Sole                 10515
Pfizer Inc.                      COM      717081103        1173     44647  SH         Sole                 44647
Sealed AirCorp                   COM      81211K100       19547    376332  SH         Sole                376332
State Street Corp                COM      857477103         520     11890  SH         Sole                 11890
Student Loan Corp                COM      863902102         491      2350  SH         Sole                  2350
TJX Companies Inc                COM      872540109       36481   1481176  SH         Sole               1481176
Washington Post Co Cl B          COM      939640108        4468      4998  SH         Sole                  4998
Wells Fargo & Company            COM      949746101       29554    494219  SH         Sole                494219
White Mountains Insurance Grou   COM      G9618E107      146588    240900  SH         Sole                240900
YUM! Brands Inc                  COM      988498101      116094   2240756  SH         Sole               2240756
REPORT SUMMARY                   35 DATA RECORDS         865974             0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED